Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity (Deficit)

Note 10 – Stockholders’ Equity (Deficit)

During 2015, the Company filed an Amended and Restated Articles of Incorporation which, among other things, increased the number of authorized shares to 1,500,000,000 shares of common stock, par value $0.01 per share, and authorized 150,000,000 shares of blank check preferred stock, par value of $0.01 per share, which may be issued in one or more series of Preferred Stock with such powers, preferences and relative, participating, optional and other special rights, and the qualifications, limitations or restrictions as the Board of Directors of the Company shall approve. As of December 31, 2015, the total amount of the Company’s authorized common and preferred stock consisted of 1,500,000,000 and 150,000,000 shares, respectively. As of December 31, 2015, 196,216,596 shares of common stock were issued and outstanding. There were no shares of preferred stock issued or outstanding as of December 31, 2015.